Goodwill and intangible assets, net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets, net
5.	Goodwill and intangible assets, net

Goodwill

The following table represents the changes in the carrying amounts of the Company’s total goodwill:

Carrying
Amount

Balance as of December 31, 2021	-
Addition from acquisitions	367,566
Balance as of December 31, 2022	367,566
Intangible assets, net

December 31, 2022
Cost:

Technology	$63,677
Customer relations	27,856
Partnership Agreement	11,366
Marketing Asset	19,263
Trademark	731
GTS Duty Calculator	3,398

126,291

Less - accumulated amortization	27,833

Intangible assets, net	$98,458

As of December 31, 2021 the company did not have any acquired intangible assets.

Estimated amortization expense for the years ended:

2023	$20,434
2024	18,812
2025	17,607
2026	17,607
Thereafter	23,998

$98,458

Amortization expense related to intangible assets, net was included in the following line items in the consolidated statements of comprehensive loss:

Year ended December 31,
2022

Cost of revenues	$9,743
Selling and marketing	18,090

$27,833

For the year ended December 31, 2020 and 2021 the Company did not recognize amortization expense related to acquired intangible assets.